Debt (Institutional Secured Term Loans & Secured Portfolio Loans Narrative) (Details)			1 Months Ended		12 Months Ended
		Apr. 05, 2013 USD ($)	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Mar. 06, 2014 USD ($)	Feb. 29, 2012 USD ($)	Mar. 31, 2011 USD ($)
Debt Instrument [Line Items]
Long-term Debt					$ 27,716,999,000	$ 29,641,863,000
Loans outstanding	[1]				$ 27,873,900,000	29,806,843,000
Hyperion Facility [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity							$ 1,500,000,000
Number of aircraft designated as collateral | item					85
Debt Instrument, Collateral Amount					$ 2,460,000,000
Maturity date of facility					Mar. 01, 2021
Hyperion Facility [Member] | Scenario, Actual [Member]
Debt Instrument [Line Items]
Loan-to-value ratio					61.00%
Hyperion Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate					2.75%
Vancouver Facility [Member]
Debt Instrument [Line Items]
Long-term Debt					$ 750,000,000
Credit facility, current borrowing capacity								$ 900,000,000
Prepayment of debt		$ 150,000,000
Spread over reference rate					2.25%
Number of aircraft designated as collateral | item					51
Debt Instrument, Collateral Amount					$ 1,340,000,000
Maturity date of facility					Oct. 01, 2022
Vancouver Facility [Member] | Scenario, Actual [Member]
Debt Instrument [Line Items]
Loan-to-value ratio					56.00%
Vancouver Facility [Member] | Prior [Member]
Debt Instrument [Line Items]
Maturity date of facility					Apr. 01, 2020
Vancouver Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate					1.25%
Vancouver Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate					2.25%
Interest rate floor					0.75%
Vancouver Facility [Member] | LIBOR [Member] | Prior [Member]
Debt Instrument [Line Items]
Spread over reference rate					2.75%
Temescal Facility [Member]
Debt Instrument [Line Items]
Long-term Debt					$ 880,400,000,000
Credit facility, current borrowing capacity					$ 1,500,000,000				$ 1,300,000,000
Number of aircraft designated as collateral | item					52
Debt Instrument, Collateral Amount					$ 1,670,000,000
Maturity date of facility					Mar. 01, 2021
Temescal Facility [Member] | Scenario, Actual [Member]
Debt Instrument [Line Items]
Loan-to-value ratio					56.00%
Temescal Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate					2.00%
Glide Funding Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term Debt					$ 469,100,000
Credit facility, current borrowing capacity						$ 500,000,000
Debt Instrument, Term						5 years
Spread over reference rate					1.60%
Number of aircraft designated as collateral | item					9
Number of aircraft financed | item						9
Celtago Facility [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity					$ 817,000,000
Number of aircraft designated as collateral | item					13
Number of aircraft financed | item					13
Maturity date of facility					Dec. 01, 2024
Line of Credit Facility, Amount Outstanding					$ 775,200,000
Celtago Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate					1.50%
Celtago Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate					1.50%
BlowfishFunding Facility [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity					$ 650,000,000
Number of aircraft designated as collateral | item					8
Number of aircraft financed | item					9
Maturity date of facility					Dec. 01, 2022
Line of Credit Facility, Amount Outstanding					$ 588,900,000
BlowfishFunding Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate					1.65%
BlowfishFunding Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate					1.65%
Celtago II Facility [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity					$ 684,000,000
Number of aircraft designated as collateral | item					2
Number of aircraft financed | item					13
Maturity date of facility					Nov. 01, 2022
Line of Credit Facility, Amount Outstanding					$ 65,000,000
Celtago II Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate					1.75%
Celtago II Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate					1.75%
Iridium Facility [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity					$ 595,000,000
Number of aircraft financed | item					8
Maturity date of facility					May 01, 2024
Line of Credit Facility, Amount Outstanding					$ 0
Iridium Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate					1.75%
Iridium Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate					1.75%
Maximum [Member] | Hyperion Facility [Member]
Debt Instrument [Line Items]
Loan-to-value ratio					70.00%
Maximum [Member] | Vancouver Facility [Member]
Debt Instrument [Line Items]
Loan-to-value ratio					63.00%
Maximum [Member] | Temescal Facility [Member]
Debt Instrument [Line Items]
Loan-to-value ratio					58.50%
Subsequent Event [Member] | Hyperion Facility [Member]
Debt Instrument [Line Items]
Maturity date of facility				Oct. 01, 2023
Subsequent Event [Member] | Hyperion Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate				2.25%
Subsequent Event [Member] | Temescal Facility [Member]
Debt Instrument [Line Items]
Maturity date of facility			Mar. 01, 2023
Subsequent Event [Member] | Temescal Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate			1.95%

[1]	Excludes debt issuance costs and debt discounts.